Cover	12 Months Ended
May 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	May 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--05-31
Entity File Number	001-42259
Entity Registrant Name	JBDI Holdings Limited
Entity Central Index Key	0001964314
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	34 Gul Crescent
Entity Address, Country	SG
Entity Address, Postal Zip Code	629538
Title of 12(b) Security	Ordinary Shares, par value US$0.0005 per share
Trading Symbol	JBDI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	18,037,500
Entity Listing, Par Value Per Share | $ / shares	$ 0.0005
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	34 Gul Crescent
Entity Address, Country	SG
Entity Address, Postal Zip Code	629538
City Area Code	+65
Local Phone Number	6861 4150
Contact Personnel Name	Mr. Lim Chwee Poh